THE LAZARD FUNDS, INC.

Supplement to Prospectus dated May 1, 2008

FUND MANAGEMENT

Portfolio Management

The following information replaces any contrary information contained in the Prospectus.

U.S. Equity Value Portfolio—J. Richard Tutino, Andrew D. Lacey*# and Nicholas Sordoni (since inception) and Ronald Temple (since February 2009)

U.S. Strategic Equity Portfolio—Christopher H. Blake, Robert A. Failla and Andrew D. Lacey*# (since inception) and Ronald Temple (since February 2009)

U.S. Mid Cap Equity Portfolio—Christopher H. Blake (since November 2001), Robert A. Failla (since July 2005) and Andrew D. Lacey*# (since January 2001)

* As a Deputy Chairman of the Investment Manager, Mr. Lacey is ultimately responsible for overseeing this Portfolio.

# In addition to his oversight responsibility, Mr. Lacey is a member of the portfolio management team.

Biographical Information of Principal Portfolio Managers

The following information supplements the biographical information contained in the Prospectus.

Ronald Temple, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the U.S. Equity Value and U.S. Strategic Equity teams. In addition, Mr. Temple is a Co-Director of Research and a Research Analyst on the Global Research Platform, primarily covering the Financials sector. Mr. Temple joined the Investment Manager in 2001 and has been working in the investment field since 1991.

February 5, 2009

THE LAZARD FUNDS, INC.

Supplement to Statement of Additional Information dated September 30, 2008

The following information supplements the information under "Management – Portfolio Managers - Other Accounts Managed by Portfolio Managers."

Portfolio Manager	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts**
Ronald Temple	3 ($4,607,052,873.12)	14 ($327,335,987.33)	73 ($980,559,288.18)

Mr. Temple manages one registered investment company (but no other pooled investment vehicles or other accounts) with assets under management of approximately $4.5 billion whose advisory fee is based on the performance of the account.

*Total assets in accounts as of January 31, 2009.

** Information for wrap program assets included in this category is calculated as of December 31, 2008.

Ownership of Securities*

Portfolio/Portfolio Manager	Market Value of Securities
U.S. Equity Value Ronald Temple	$10,000-$50,000
U.S. Strategic Equity Ronald Temple	None

* As of January 31, 2009

February 5, 2009